Leases (Details) - Schedule of maturity analysis of the group's lease liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	$ 5,422	$ 3,766
Less than one year [Member]
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	2,086	1,148
One to five years [Member]
Leases (Details) - Schedule of maturity analysis of the group's lease liabilities [Line Items]
Total	$ 3,336	$ 2,618